UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7490

        Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Virginia Premium Income Municipal Fund (NPV) August 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.0% (2.8% of Total Investments)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series
	2005:
$1,575	5.250%, 6/01/19	6/15 at 100.00	BBB	$1,635,149
3,850	5.500%, 6/01/26	6/15 at 100.00	BBB	4,013,394

	Education and Civic Organizations - 9.6% (6.7% of Total Investments)
3,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for	10/10 at 101.00	AAA	3,932,950
	Defense Analyses, Series 2000A, 5.900%, 10/01/30 - AMBAC Insured
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue	10/13 at 101.00	A3	1,061,210
	Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
500	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement	10/09 at 101.00	A3	546,965
	Bonds, Series 1999, 6.000%, 10/15/28
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB	749,728
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System,
	Series 2002, 5.375%, 12/01/21
500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds,	7/11 at 100.00	B2	502,815
	Series 2001C, 6.850%, 7/15/21
475	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	525,336
	6/01/18
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	No Opt. Call	Aa1	2,214,380
	Financing Program, Series 2004B, 5.000%, 9/01/13
2,120	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	9/11 at 100.00	AA+	2,230,367
	Financing Program, Series 2001A, 5.000%, 9/01/26
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 - AMBAC Insured	5/14 at 101.00	AAA	1,791,077

	Healthcare - 20.2% (14.0% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	2,083,400
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova	No Opt. Call	AA+	5,332,478
	Health System, Series 1993A, 5.000%, 8/15/23
1,200	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System,	6/12 at 100.00	A3	1,240,188
	Series 2002B, 5.125%, 6/15/33
1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	AAA	1,203,890
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 - MBIA Insured
4,650	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Bon Secours	2/06 at 102.00	AAA	4,750,905
	Health System, Series 1995, 5.500%, 8/15/25 - MBIA Insured
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System	11/12 at 100.00	A-	1,597,725
	Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours	No Opt. Call	AAA	1,876,110
	Health System, Series 1996, 6.250%, 8/15/20 - MBIA Insured
1,950	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	2,046,194

	Hospital, Series 2002, 5.250%, 4/01/33
4,750	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%,	7/08 at 102.00	AAA	4,976,053
	7/01/23 - MBIA Insured
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System,	7/12 at 100.00	AAA	3,288,150
	Series 2002A, 5.500%, 7/01/19 - MBIA Insured

	Housing/Multifamily - 4.4% (3.1% of Total Investments)
1,455	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds,	5/10 at 100.00	Aaa	1,539,463
	Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Alternative Minimum Tax) (Mandatory put
	11/01/20)
	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate
	Housing Foundation, Averett College, Series 1999A:
500	6.875%, 6/01/20	6/09 at 102.00	N/R	499,010
1,500	7.000%, 6/01/30	6/09 at 102.00	N/R	1,500,825
1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Program	7/09 at 102.00	AAA	1,645,487
	Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29
1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds,	4/10 at 102.00	AAA	1,049,720
	Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)

	Housing/Single Family - 1.0% (0.7% of Total Investments)
350	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue	6/13 at 100.00	AAA	353,304
	Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,039,380
	7/01/31 - MBIA Insured

	Industrials - 1.5% (1.0% of Total Investments)
2,000	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue	No Opt. Call	BBB	2,060,660
	Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative Minimum
	Tax)

	Materials - 1.8% (1.3% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	2/08 at 102.00	Ba3	501,715
	Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (a)
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	Ba3	1,017,600
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
	Minimum Tax) (a)
1,000	Isle of Wight County Industrial Development Authority, Virginia, Solid Waste Disposal Facilities	5/07 at 102.00	BBB	1,035,490
	Revenue Bonds, Union Camp Corporation, Series 1997, 6.100%, 5/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 24.3% (16.9% of Total Investments)
900	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	1,002,195
900	Alexandria, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 12/15/11	No Opt. Call	AAA	992,007
1,400	Arlington County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 5/15/16	5/15 at 100.00	AAA	1,564,752
	Chesapeake, Virginia, General Obligation Water and Sewerage Bonds, Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA	2,017,710
2,060	5.000%, 6/01/23	6/13 at 100.00	AA	2,200,945
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002,	7/12 at 101.00	AAA	1,473,142
	5.000%, 7/15/19 - FGIC Insured
1,390	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	1,555,938
1,920	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005A, 5.000%,	No Opt. Call	Aaa	2,147,174
	7/01/14
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%,	5/12 at 100.00	Aaa	115,378

	5/01/22
1,435	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	Aaa	1,589,550
	6/01/18
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA	1,289,481
	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series
	2002A:
2,770	5.000%, 7/01/19	7/13 at 100.00	AA	3,022,846
1,000	5.000%, 7/01/20	7/13 at 100.00	AA	1,086,730
1,350	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	1,493,640
1,400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,495,900
1,000	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	1,103,520
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 - FSA Insured	7/14 at 100.00	AAA	1,607,413
1,715	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/20 - FSA Insured	7/15 at 100.00	AAA	1,880,806
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,568,267
1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	1,545,498
	6/01/20
2,155	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AA+	2,359,984
1,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 5/01/13	No Opt. Call	AA+	1,104,650

	Tax Obligation/Limited - 27.8% (19.3% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course
	Project, Series 2005A:
335	5.250%, 7/15/25 - ACA Insured	7/15 at 100.00	A	356,343
260	5.500%, 7/15/35 - ACA Insured	7/15 at 100.00	A	278,663
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
1,075	6.200%, 7/15/12	No Opt. Call	N/R	1,168,761
1,350	6.375%, 7/15/17	No Opt. Call	N/R	1,534,073
500	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Dinwiddie County	2/07 at 102.00	N/R	520,075
	School Facilities, Series 1997A, 6.000%, 2/01/18
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B,	2/14 at 100.00	AAA	1,101,570
	5.125%, 2/15/16 - MBIA Insured
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public
	Facilities Projects, Series 2003:
2,260	5.000%, 6/01/14	6/13 at 101.00	AA+	2,497,097
2,165	5.000%, 6/01/22	6/13 at 101.00	AA+	2,333,610
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AAA	1,801,515
	Series 2004B, 5.000%, 4/01/18 - FSA Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA-	1,388,402
	Projects, Series 2005, 5.000%, 7/15/19
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	2,111,700
	7/01/32 - FSA Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,
	Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	BBB	283,637
320	5.250%, 7/01/36	7/12 at 100.00	BBB	340,992
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,139,870
	Facilities, Series 2003B, 4.375%, 8/01/20 - AMBAC Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB	2,266,900
	10/01/24
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA	1,549,716

	5/01/16
1,855	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	No Opt. Call	AA+	2,015,958
	Program, Series 2004A, 5.000%, 2/01/11
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	2/12 at 100.00	AA+	2,143,700
	Program, Series 2002A, 5.000%, 2/01/22
2,250	Virginia Transportation Board, Transportation Revenue Bonds, Northern Virginia Transportation	No Opt. Call	AA+	2,499,503
	District Program, Series 2004A, 5.000%, 5/15/14
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	2,184,700
875	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C, 5.000%,	No Opt. Call	AA+	955,806
	8/01/11
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2000B, 5.000%,	8/10 at 101.00	AA+	2,160,180
	8/01/18
	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2000B:
1,120	5.500%, 5/01/20 - FSA Insured	5/10 at 101.00	AAA	1,230,723
3,060	5.500%, 5/01/30 - FSA Insured	5/10 at 101.00	AAA	3,341,734
1,740	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A,	5/11 at 101.00	AA	1,885,447
	5.000%, 5/01/19

	Transportation - 12.0% (8.4% of Total Investments)
755	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	10/07 at 101.00	Aa3	792,357
	Series 1997A, 5.375%, 10/01/23
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC	7/11 at 100.00	AAA	4,197,880
	Insured
530	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,	8/08 at 102.00	BB-	553,511
	Series 1998A, 5.500%, 8/15/28
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002,	No Opt. Call	AAA	2,909,175
	5.250%, 7/15/22 - FGIC Insured
6,065	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 1997, 5.600%, 7/01/27	7/07 at 101.00	AAA	6,337,015
	(Alternative Minimum Tax) - MBIA Insured
2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	2,148,800

	U.S. Guaranteed *** - 16.8% (11.7% of Total Investments)
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 -	11/12 at 102.00	AAA	841,845
	FSA Insured
1,215	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,291,181
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
2,000	Fairfax County Water Authority, Virginia, Water Revenue Bonds, Series 2000, 5.625%, 4/01/25	4/10 at 101.00	AAA	2,227,440
	(Pre-refunded to 4/01/10)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
1,925	5.375%, 4/01/19 (Pre-refunded to 4/01/12)	4/12 at 100.00	AAA	2,150,514
200	5.000%, 4/01/27 (Pre-refunded to 4/01/12)	4/12 at 100.00	AAA	219,036
1,000	Fairfax County Economic Development Authority, Virginia, Parking Revenue Bonds, Vienna II Metrorail	9/09 at 102.00	AA***	1,125,790
	Station, First Series 1999, 6.000%, 9/01/18 (Pre-refunded to 9/01/09)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center
	Expansion Project, Series 2000:
600	6.125%, 6/15/25 (Pre-refunded to 6/15/10)	6/10 at 101.00	AAA	681,240
2,000	6.125%, 6/15/29 (Pre-refunded to 6/15/10)	6/10 at 101.00	AAA	2,270,800
	Hampton, Virginia, General Obligation Public Improvement Bonds, Series 2000:
890	5.750%, 2/01/17 (Pre-refunded to 2/01/10)	2/10 at 102.00	AA***	1,000,120
2,000	6.000%, 2/01/20 (Pre-refunded to 2/01/10)	2/10 at 102.00	AA***	2,267,920
480	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%,	5/12 at 100.00	Aaa	533,822

	5/01/22 (Pre-refunded to 5/01/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital
	Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded to 6/01/12)	6/12 at 101.00	BBB***	431,625
800	6.100%, 6/01/32 (Pre-refunded to 6/01/12)	6/12 at 101.00	BBB***	925,560
1,230	Middlesex County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	8/09 at 102.00	AAA	1,382,618
	Project, Series 1999, 6.000%, 8/01/24 (Pre-refunded to 8/01/09) - MBIA Insured
2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	2,752,475
	10/01/40
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,
	Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded to 7/01/12)	7/12 at 100.00	BBB***	815,600
880	5.250%, 7/01/36 (Pre-refunded to 7/01/12)	7/12 at 100.00	BBB***	976,501
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Hampton University,	4/10 at 101.00	A+***	1,125,510
	Series 2000, 6.000%, 4/01/20 (Pre-refunded to 4/01/10)
500	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 1999, 5.625%,	10/10 at 100.00	AAA	557,320
	10/01/22 (Pre-refunded to 10/01/10)

	Utilities - 11.4% (7.9% of Total Investments)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 - MBIA Insured	7/13 at 100.00	AAA	1,906,582
1,800	5.250%, 7/15/15 - MBIA Insured	7/13 at 100.00	AAA	2,008,476
2,775	5.250%, 7/15/23 - MBIA Insured	7/13 at 100.00	AAA	3,080,306
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	A3	2,832,550
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
3,500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 1998A, 5.125%, 1/15/28 - FGIC	1/08 at 101.00	AAA	3,661,315
	Insured
	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002:
750	5.000%, 1/15/27 - FSA Insured	1/12 at 100.00	AAA	789,848
1,600	5.000%, 1/15/33 - FSA Insured	1/12 at 100.00	AAA	1,676,752

	Water and Sewer - 9.0% (6.2% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	116,582
800	5.000%, 4/01/27	4/12 at 100.00	AAA	846,584
1,650	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999, 5.000%,	5/09 at 102.00	AA+	1,749,462
	5/01/28
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AA+	1,075,990
	2004, 5.000%, 1/01/26
1,200	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.875%, 11/01/20 - MBIA Insured	11/05 at 102.00	AAA	1,229,532
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 - FGIC Insured	11/11 at 100.00	AAA	1,407,556
1,380	5.000%, 11/01/22 - FGIC Insured	11/11 at 100.00	AAA	1,482,769
1,955	Rivanna Water and Sewerage Authority, Virginia, Regional Water and Sewerage System Revenue Bonds,	10/09 at 101.00	Aa3	2,130,263
	Series 1999, 5.625%, 10/01/29
2,250	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/24	9/10 at 101.00	Aa3	2,535,930

$186,390	Total Long-Term Investments (cost $189,002,535) - 143.8%			202,195,471

	Other Assets Less Liabilities - 1.6%			2,192,737

	Preferred Shares, at Liquidation Value - (45.4)%			(63,800,000)

	Net Assets Applicable to Common Shares - 100%			$140,588,208

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $188,749,123.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$13,461,406
Depreciation	(15,058)

Net unrealized appreciation of investments	$13,446,348

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.